CONSOLIDATED STATEMENT OF SHAREHOLDERS' AND COMBINED STATEMENT OF PARENT'S EQUITY (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A Common Stock
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Class B Convertible Common Stock
Common stock, par value (USD per share)	$ 0.001	$ 0.001